Fair Value Measurements (Details) - USD ($)		12 Months Ended
	Jan. 27, 2022	Dec. 31, 2025
Fair Value Measurements [Line Items]
Shares units	13,000,000
Common units per share (in Dollars per share)	$ 10
Generating gross proceeds (in Dollars)	$ 130,000,000
Price per warrant (in Dollars per share)		$ 1
Aggregate purchse price (in Dollars)		$ 7,900,000
Public Warrants [Member]
Fair Value Measurements [Line Items]
Exercise price per share (in Dollars per share)	$ 11.5
Private Placement Warrants [Member]
Fair Value Measurements [Line Items]
Purchased an aggregate shares	7,900,000
Class A Ordinary Share [Member]
Fair Value Measurements [Line Items]
Number of ordinary shares	1
Number of redeemable warrant	1